Condensed Consolidated Statements of Changes in Equity - USD ($)	Ordinary Share	Additional Paid in Capital	Accumulated deficit	Noncontrolling interests	Total
Balance at Jul. 31, 2022	$ 9,627	$ 29,496,350	$ (24,784,325)	$ (369,045)	$ 4,352,607
Balance (in Shares) at Jul. 31, 2022	9,627,452
Net loss for the year			(2,882,299)		(2,882,299)
Disposal of ATIF GP		(300,000)		369,045	69,045
Balance at Jul. 31, 2023	$ 9,627	29,196,350	(27,666,624)		1,539,353
Balance (in Shares) at Jul. 31, 2023	9,627,452
Net loss for the year			(1,033,101)		(1,033,101)
Balance at Jan. 31, 2024	$ 9,627	29,196,350	(28,699,725)		506,252
Balance (in Shares) at Jan. 31, 2024	9,627,452
Balance at Jul. 31, 2023	$ 9,627	29,196,350	(27,666,624)		1,539,353
Balance (in Shares) at Jul. 31, 2023	9,627,452
Net loss for the year			(3,191,524)		(3,191,524)
Issuance of ordinary shares	$ 1,906	2,341,886			2,343,792
Issuance of ordinary shares (in Shares)	1,905,522
Issuance of ordinary shares to settle payroll payable due to a management	$ 384	349,491			349,875
Issuance of ordinary shares to settle payroll payable due to a management (in Shares)	384,478
Waive of liabilities by a related party		712,258			712,258
Balance at Jul. 31, 2024	$ 11,917	32,599,985	(30,858,148)		1,753,754
Balance (in Shares) at Jul. 31, 2024	11,917,452
Balance at Oct. 31, 2023	$ 9,627	29,196,350	(28,292,087)		913,890
Balance (in Shares) at Oct. 31, 2023	9,627,452
Net loss for the year			(407,638)		(407,638)
Balance at Jan. 31, 2024	$ 9,627	29,196,350	(28,699,725)		506,252
Balance (in Shares) at Jan. 31, 2024	9,627,452
Balance at Jul. 31, 2024	$ 11,917	32,599,985	(30,858,148)		1,753,754
Balance (in Shares) at Jul. 31, 2024	11,917,452
Net loss for the year			(2,270,531)		(2,270,531)
Issuance of ordinary shares	$ 3,820	4,771,075			4,774,895
Issuance of ordinary shares (in Shares)	3,820,000
Capital contribution		3,611,000			3,611,000
Balance at Jan. 31, 2025	$ 15,737	40,982,060	(33,128,679)		7,869,118
Balance (in Shares) at Jan. 31, 2025	15,737,452
Balance at Oct. 31, 2024	$ 11,917	36,210,985	(31,225,222)		4,997,680
Balance (in Shares) at Oct. 31, 2024	11,917,452
Net loss for the year			(1,903,457)		(1,903,457)
Issuance of ordinary shares	$ 3,820	4,771,075			4,774,895
Issuance of ordinary shares (in Shares)	3,820,000
Balance at Jan. 31, 2025	$ 15,737	$ 40,982,060	$ (33,128,679)		$ 7,869,118
Balance (in Shares) at Jan. 31, 2025	15,737,452